Virtus Seix Limited Duration Fund,

a series of Virtus Asset Trust

Supplement dated January 26, 2018 to the Prospectuses and

Statement of Additional Information (“SAI”) dated June 23, 2017, as supplemented

Important Notice

Availability of Fund

Effective January 26, 2018, Virtus Seix Limited Duration Fund is not available for purchase by new or existing investors or for exchange from another Virtus Fund.

Investors should retain this supplement for future reference.

VAT 8622/VSLDFClosed (1/2018)